Investments in Equity Accounted Investees - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of significant investments in associates and joint ventures [line items]
Fair value of investment in an equity accounted associate for which published price quotation is available	₨ 2,189.5	₨ 2,830.7
Carrying amount of investment in an equity accounted associate for which published price quotation is available	₨ 1,513.1	₨ 1,407.2